Intangible Assets, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	Estimated	March 31, 2026			September 30, 2025
	Useful Life		Accumulated			Accumulated
	(years)	Gross	Amortization	Net	Gross	Amortization	Net
Developed technology	7 – 10	$5,689	$(3,089)	$2,600	$5,689	$(2,798)	$2,891
Customer relationships	12 – 15	11,900	(1,833)	10,067	11,900	(1,374)	10,526
Trade names	2 – 2.5	300	(249)	51	300	(198)	102
		$17,889	$(5,171)	$12,718	$17,889	$(4,370)	$13,519

Intangible assets, net consist of the following:

	Estimated	September 30, 2025			September 30, 2024
	Useful Life (years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Developed technology	7 – 10	$5,689	$(2,798)	$2,891	$5,689	$(2,216)	$3,473
Customer relationships	12 – 15	11,900	(1,374)	10,526	11,900	(458)	11,442
Trade names	2 – 2.5	300	(198)	102	300	(68)	232
Backlog	1	—	—	—	300	(236)	64
		$17,889	$(4,370)	$13,519	$18,189	$(2,978)	$15,211

Schedule of Estimated Future Amortization Expense for Intangible Assets

Estimated future amortization expense for intangible assets by fiscal year as of March 31, 2026 is as follows:

Years ending September 30,
2026 (remaining six months)	$789
2027	1,510
2028	1,498
2029	1,498
2030	1,454
Thereafter	5,969
Total	$12,718

Estimated future amortization expense for intangible assets by fiscal year as of September 30, 2025 is as follows:

Years ending September 30,
2026	$1,590
2027	1,510
2028	1,498
2029	1,498
2030	1,454
Thereafter	5,969
Total	$13,519